CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
CONCENTRATION AND RISKS
Schedule of Revenues of Major Customers

	Year ended December 31,
	2022		2023	2024
Customer A	$	*	$524,554	$221,645
Customer B		516,634	*	168,167
Customer C		*	524,274	164,356
Customer D		1,379,796	*	140,951
Customer E		529,037	439,067	*
Customer F		*	247,834	*
Customer G		614,698	*	*

*Represents less than 10%

Schedule of Purchases and Accounts Payables

	Year ended December 31,
	2022	2023	2024
Supplier A	*	13%	25%
Supplier B	11%	16%	23%
Supplier C	34%	30%	22%
Supplier D	18%	*	*

*Represents less than 10%

	December 31,
	2023	2024
Supplier E	32%	*

*Represents less than 10%